united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)

HCM Tactical Plus Fund

Class A Shares (HCMGX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$183	1.60%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation to large-cap growth companies and the tactical use of leveraged ETFs. Exposure to the Technology sector contributed positively during periods of strong equity market performance, particularly as investor enthusiasm surrounding artificial intelligence remained a key market driver. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	HCM Tactical Plus Fund	HFRX Equity Hedge Index	S&P 500® Index
Jul-2014	$9,425	$10,000	$10,000
Jun-2015	$9,164	$10,323	$10,675
Jun-2016	$8,380	$9,463	$11,102
Jun-2017	$11,148	$10,227	$13,088
Jun-2018	$14,060	$10,869	$14,970
Jun-2019	$12,885	$10,409	$16,529
Jun-2020	$16,428	$10,189	$17,770
Jun-2021	$27,156	$12,267	$25,019
Jun-2022	$21,244	$12,153	$22,363
Jun-2023	$24,778	$12,714	$26,744
Jun-2024	$31,915	$13,874	$33,312
Jun-2025	$35,065	$14,849	$38,363
Jun-2026	$45,272	$17,024	$46,928

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
HCM Tactical Plus Fund	29.11%	10.76%	18.37%
S&P 500® Index	22.32%	13.41%	15.51%
HFRX Equity Hedge Index	14.65%	6.77%	6.05%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$2,212,192,054
  Number of Portfolio Holdings31
  Advisory Fee $24,696,052
  Portfolio Turnover100%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	3.7%
Exchange-Traded Funds	96.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 93.0%
Technology 2.1%
Communications 0.6%
Financials 0.4%
Consumer Discretionary 0.2%
Real Estate 0.1%
Health Care 0.1%
Materials 0.1%
Energy 0.0%*
Fixed Income 0.0%*
Other Assets in Excess of Liabilities 3.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Fixed Income	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Financials	0.4%
Communications	0.6%
Technology	2.1%
Equity	93.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	18.4%
ProShares Ultra S&P500	17.5%
ProShares Ultra QQQ	16.6%
ProShares UltraPro QQQ	11.1%
Vanguard Mega Cap Growth ETF	9.0%
Fundstrat Granny Shots US Large Cap ETF	4.9%
iShares Semiconductor ETF	4.7%
VanEck Semiconductor ETF	4.2%
Vanguard Growth ETF	3.4%
Vanguard Small-Cap Growth ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Tactical Growth Fund" to its current name.

HCM Tactical Plus Fund

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMGX

HCM Tactical Plus Fund

Investor Class Shares (HCMDX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$268	2.35%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation to large-cap growth companies and the tactical use of leveraged ETFs. Exposure to the Technology sector contributed positively during periods of strong equity market performance, particularly as investor enthusiasm surrounding artificial intelligence remained a key market driver. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	HCM Tactical Plus Fund	HFRX Equity Hedge Index	S&P 500® Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,720	$10,323	$10,675
Jun-2016	$8,820	$9,463	$11,102
Jun-2017	$11,651	$10,227	$13,088
Jun-2018	$14,584	$10,869	$14,970
Jun-2019	$13,266	$10,409	$16,529
Jun-2020	$16,780	$10,189	$17,770
Jun-2021	$27,540	$12,267	$25,019
Jun-2022	$21,378	$12,153	$22,363
Jun-2023	$24,744	$12,714	$26,744
Jun-2024	$31,649	$13,874	$33,312
Jun-2025	$34,515	$14,849	$38,363
Jun-2026	$44,227	$17,024	$46,928

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
HCM Tactical Plus Fund	28.14%	9.94%	17.50%
S&P 500® Index	22.32%	13.41%	15.51%
HFRX Equity Hedge Index	14.65%	6.77%	6.05%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$2,212,192,054
  Number of Portfolio Holdings31
  Advisory Fee $24,696,052
  Portfolio Turnover100%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	3.7%
Exchange-Traded Funds	96.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Fixed Income	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Financials	0.4%
Communications	0.6%
Technology	2.1%
Equity	93.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	18.4%
ProShares Ultra S&P500	17.5%
ProShares Ultra QQQ	16.6%
ProShares UltraPro QQQ	11.1%
Vanguard Mega Cap Growth ETF	9.0%
Fundstrat Granny Shots US Large Cap ETF	4.9%
iShares Semiconductor ETF	4.7%
VanEck Semiconductor ETF	4.2%
Vanguard Growth ETF	3.4%
Vanguard Small-Cap Growth ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Tactical Growth Fund" to its current name.

HCM Tactical Plus Fund

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMDX

HCM Tactical Plus Fund

Class I Shares (HCMIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$155	1.35%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation to large-cap growth companies and the tactical use of leveraged ETFs. Exposure to the Technology sector contributed positively during periods of strong equity market performance, particularly as investor enthusiasm surrounding artificial intelligence remained a key market driver. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	HCM Tactical Plus Fund	HFRX Equity Hedge Index	S&P 500® Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,720	$10,323	$10,675
Jun-2016	$8,890	$9,463	$11,102
Jun-2017	$11,823	$10,227	$13,088
Jun-2018	$14,908	$10,869	$14,970
Jun-2019	$13,663	$10,409	$16,529
Jun-2020	$17,418	$10,189	$17,770
Jun-2021	$28,861	$12,267	$25,019
Jun-2022	$22,641	$12,153	$22,363
Jun-2023	$26,463	$12,714	$26,744
Jun-2024	$34,181	$13,874	$33,312
Jun-2025	$37,647	$14,849	$38,363
Jun-2026	$48,733	$17,024	$46,928

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
HCM Tactical Plus Fund	29.45%	11.05%	18.55%
S&P 500® Index	22.32%	13.41%	15.51%
HFRX Equity Hedge Index	14.65%	6.77%	6.05%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$2,212,192,054
  Number of Portfolio Holdings31
  Advisory Fee $24,696,052
  Portfolio Turnover100%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	3.7%
Exchange-Traded Funds	96.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Fixed Income	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Financials	0.4%
Communications	0.6%
Technology	2.1%
Equity	93.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	18.4%
ProShares Ultra S&P500	17.5%
ProShares Ultra QQQ	16.6%
ProShares UltraPro QQQ	11.1%
Vanguard Mega Cap Growth ETF	9.0%
Fundstrat Granny Shots US Large Cap ETF	4.9%
iShares Semiconductor ETF	4.7%
VanEck Semiconductor ETF	4.2%
Vanguard Growth ETF	3.4%
Vanguard Small-Cap Growth ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Tactical Growth Fund" to its current name.

HCM Tactical Plus Fund

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMIX

HCM Tactical Plus Fund

Class R Shares (HCMSX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$166	1.45%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation to large-cap growth companies and the tactical use of leveraged ETFs. Exposure to the Technology sector contributed positively during periods of strong equity market performance, particularly as investor enthusiasm surrounding artificial intelligence remained a key market driver. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	HCM Tactical Plus Fund	HFRX Equity Hedge Index	S&P 500® Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,720	$10,323	$10,675
Jun-2016	$8,890	$9,463	$11,102
Jun-2017	$11,823	$10,227	$13,088
Jun-2018	$14,908	$10,869	$14,970
Jun-2019	$13,663	$10,409	$16,529
Jun-2020	$17,418	$10,189	$17,770
Jun-2021	$28,785	$12,267	$25,019
Jun-2022	$22,520	$12,153	$22,363
Jun-2023	$26,265	$12,714	$26,744
Jun-2024	$33,827	$13,874	$33,312
Jun-2025	$37,165	$14,849	$38,363
Jun-2026	$47,979	$17,024	$46,928

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
HCM Tactical Plus Fund	29.10%	10.76%	18.36%
S&P 500® Index	22.32%	13.41%	15.51%
HFRX Equity Hedge Index	14.65%	6.77%	6.05%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$2,212,192,054
  Number of Portfolio Holdings31
  Advisory Fee $24,696,052
  Portfolio Turnover100%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	3.7%
Exchange-Traded Funds	96.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Fixed Income	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Financials	0.4%
Communications	0.6%
Technology	2.1%
Equity	93.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	18.4%
ProShares Ultra S&P500	17.5%
ProShares Ultra QQQ	16.6%
ProShares UltraPro QQQ	11.1%
Vanguard Mega Cap Growth ETF	9.0%
Fundstrat Granny Shots US Large Cap ETF	4.9%
iShares Semiconductor ETF	4.7%
VanEck Semiconductor ETF	4.2%
Vanguard Growth ETF	3.4%
Vanguard Small-Cap Growth ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Tactical Growth Fund" to its current name.

HCM Tactical Plus Fund

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMSX

HCM Sector Plus Fund

Class A Shares (HCMNX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$177	1.60%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation to large-cap value and dividend-oriented ETFs, as well as the tactical use of leveraged ETFs. While leveraged ETF exposure contributed positively during periods of favorable market momentum, the Fund's value- and dividend-oriented investments generally lagged the broader market during periods when large-cap growth companies, particularly those benefiting from investor enthusiasm surrounding artificial intelligence, led equity returns. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$44,716
$39,623
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$9,425	$10,000
Jun-2015	$9,566	$10,172
Jun-2016	$10,534	$10,578
Jun-2017	$13,206	$12,472
Jun-2018	$14,825	$14,264
Jun-2019	$14,114	$15,750
Jun-2020	$15,533	$16,932
Jun-2021	$24,783	$23,840
Jun-2022	$22,481	$21,309
Jun-2023	$25,216	$25,484
Jun-2024	$30,810	$31,742
Jun-2025	$32,537	$36,555
Jun-2026	$39,623	$44,716

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
HCM Sector Plus Fund	21.78%	9.84%	14.17%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$2,040,173,894
  Number of Portfolio Holdings60
  Advisory Fee $23,883,041
  Portfolio Turnover81%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 84.0%
Industrials 1.6%
Financials 1.6%
Consumer Discretionary 1.5%
Utilities 1.2%
Communications 1.1%
Energy 1.0%
Materials 0.9%
Consumer Staples 0.9%
Technology 0.8%
Health Care 0.8%
Fixed Income 0.0%*
Real Estate 0.0%*
Other Assets in Excess of Liabilities 4.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

HCM Sector Plus Fund - Class A Shares (HCMNX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMNX

HCM Sector Plus Fund

Class I Shares (HCMQX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$150	1.35%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation to large-cap value and dividend-oriented ETFs, as well as the tactical use of leveraged ETFs. While leveraged ETF exposure contributed positively during periods of favorable market momentum, the Fund's value- and dividend-oriented investments generally lagged the broader market during periods when large-cap growth companies, particularly those benefiting from investor enthusiasm surrounding artificial intelligence, led equity returns. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$44,716
$42,849
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Jun-2015	$10,150	$10,172
Jun-2016	$11,176	$10,578
Jun-2017	$14,012	$12,472
Jun-2018	$15,729	$14,264
Jun-2019	$14,974	$15,750
Jun-2020	$16,537	$16,932
Jun-2021	$26,459	$23,840
Jun-2022	$24,065	$21,309
Jun-2023	$27,060	$25,484
Jun-2024	$33,151	$31,742
Jun-2025	$35,088	$36,555
Jun-2026	$42,849	$44,716

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
HCM Sector Plus Fund	22.12%	10.12%	14.38%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$2,040,173,894
  Number of Portfolio Holdings60
  Advisory Fee $23,883,041
  Portfolio Turnover81%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

HCM Sector Plus Fund - Class I Shares (HCMQX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMQX

HCM Sector Plus Fund

Class R Shares (HCMZX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$161	1.45%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation to large-cap value and dividend-oriented ETFs, as well as the tactical use of leveraged ETFs. While leveraged ETF exposure contributed positively during periods of favorable market momentum, the Fund's value- and dividend-oriented investments generally lagged the broader market during periods when large-cap growth companies, particularly those benefiting from investor enthusiasm surrounding artificial intelligence, led equity returns. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
$44,716
$42,270

Table Summary
	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Jun-2015	$10,150	$10,172
Jun-2016	$11,176	$10,578
Jun-2017	$14,012	$12,472
Jun-2018	$15,730	$14,264
Jun-2019	$14,975	$15,750
Jun-2020	$16,520	$16,932
Jun-2021	$26,358	$23,840
Jun-2022	$23,909	$21,309
Jun-2023	$26,818	$25,484
Jun-2024	$32,772	$31,742
Jun-2025	$34,614	$36,555
Jun-2026	$42,270	$44,716

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
HCM Sector Plus Fund	22.12%	9.91%	14.23%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$2,040,173,894
  Number of Portfolio Holdings60
  Advisory Fee $23,883,041
  Portfolio Turnover81%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

HCM Sector Plus Fund - Class R Shares (HCMZX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMZX

HCM Sector Plus Fund

Class A1 Shares (HCMWX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$194	1.75%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation to large-cap value and dividend-oriented ETFs, as well as the tactical use of leveraged ETFs. While leveraged ETF exposure contributed positively during periods of favorable market momentum, the Fund's value- and dividend-oriented investments generally lagged the broader market during periods when large-cap growth companies, particularly those benefiting from investor enthusiasm surrounding artificial intelligence, led equity returns. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$44,716
$39,028
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$9,425	$10,000
Jun-2015	$9,566	$10,172
Jun-2016	$10,534	$10,578
Jun-2017	$13,196	$12,472
Jun-2018	$14,794	$14,264
Jun-2019	$14,063	$15,750
Jun-2020	$15,461	$16,932
Jun-2021	$24,604	$23,840
Jun-2022	$22,280	$21,309
Jun-2023	$24,952	$25,484
Jun-2024	$30,444	$31,742
Jun-2025	$32,098	$36,555
Jun-2026	$39,028	$44,716

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
HCM Sector Plus Fund	21.59%	9.67%	13.99%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$2,040,173,894
  Number of Portfolio Holdings60
  Advisory Fee $23,883,041
  Portfolio Turnover81%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

HCM Sector Plus Fund - Class A1 Shares (HCMWX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMWX

HCM Sector Plus Fund

Investor Class Shares (HCMPX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$260	2.35%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation to large-cap value and dividend-oriented ETFs, as well as the tactical use of leveraged ETFs. While leveraged ETF exposure contributed positively during periods of favorable market momentum, the Fund's value- and dividend-oriented investments generally lagged the broader market during periods when large-cap growth companies, particularly those benefiting from investor enthusiasm surrounding artificial intelligence, led equity returns. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$44,716
$38,733
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Jun-2015	$10,150	$10,172
Jun-2016	$11,090	$10,578
Jun-2017	$13,806	$12,472
Jun-2018	$15,386	$14,264
Jun-2019	$14,529	$15,750
Jun-2020	$15,877	$16,932
Jun-2021	$25,149	$23,840
Jun-2022	$22,631	$21,309
Jun-2023	$25,198	$25,484
Jun-2024	$30,560	$31,742
Jun-2025	$32,038	$36,555
Jun-2026	$38,733	$44,716

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
HCM Sector Plus Fund	20.89%	9.02%	13.32%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$2,040,173,894
  Number of Portfolio Holdings60
  Advisory Fee $23,883,041
  Portfolio Turnover81%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

HCM Sector Plus Fund - Investor Class Shares (HCMPX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMPX

HCM Multi-Asset Plus Fund

Class A Shares (HCMEX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$148	1.32%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation across both equity and fixed income investments. Exposure to large-cap growth companies, particularly within the Technology sector, contributed positively during periods of strong equity market performance. The Fund's fixed income allocation provided income and diversification through investments in investment-grade bonds, high yield bonds, and short-duration fixed income investments as market conditions evolved. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Multi-Asset Plus Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,704
$25,017
$11,822
Nov-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Multi-Asset Plus Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Nov-2016	$9,425	$10,000	$10,000
Jun-2017	$9,812	$10,111	$11,352
Jun-2018	$10,600	$10,071	$12,984
Jun-2019	$10,573	$10,863	$14,337
Jun-2020	$12,789	$11,813	$15,413
Jun-2021	$16,990	$11,773	$21,700
Jun-2022	$13,885	$10,562	$19,397
Jun-2023	$15,250	$10,463	$23,197
Jun-2024	$18,634	$10,738	$28,894
Jun-2025	$20,081	$11,390	$33,275
Jun-2026	$25,017	$11,822	$40,704

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (November 9, 2016)
HCM Multi-Asset Plus Fund	24.58%	8.05%	10.66%
S&P 500® Index	22.32%	13.41%	15.68%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.75%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$875,845,456
  Number of Portfolio Holdings9
  Advisory Fee $7,602,647
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Fixed Income	26.2%
Equity	73.8%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	20.7%
Invesco QQQ Trust Series 1 ETF	18.6%
iShares iBoxx $ High Yield Corporate Bond ETF	16.6%
ProShares Ultra S&P500	11.3%
iShares Core U.S. Aggregate Bond ETF	9.6%
Fundstrat Granny Shots US Large Cap ETF	8.0%
Direxion Daily S&P 500 Bull 3X ETF	6.2%
iShares Semiconductor ETF	4.8%
VanEck Semiconductor ETF	4.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 1, 2025, the Fund changed its name from "HCM Income Plus Fund" to its current name.

HCM Multi-Asset Plus Fund - Class A Shares (HCMEX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMEX

HCM Multi-Asset Plus Fund

Class I Shares (HCMLX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$120	1.07%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation across both equity and fixed income investments. Exposure to large-cap growth companies, particularly within the Technology sector, contributed positively during periods of strong equity market performance. The Fund's fixed income allocation provided income and diversification through investments in investment-grade bonds, high yield bonds, and short-duration fixed income investments as market conditions evolved. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Multi-Asset Plus Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$30,000
$20,000
$10,000
$0
$27,717
$23,879
$10,694
Sep-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Multi-Asset Plus Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Sep-2019	$10,000	$10,000	$10,000
Jun-2020	$12,013	$10,685	$10,495
Jun-2021	$15,995	$10,650	$14,777
Jun-2022	$13,097	$9,554	$13,208
Jun-2023	$14,424	$9,464	$15,796
Jun-2024	$17,668	$9,713	$19,675
Jun-2025	$19,115	$10,303	$22,659
Jun-2026	$23,879	$10,694	$27,717

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 11, 2019)
HCM Multi-Asset Plus Fund	24.92%	8.34%	13.65%
S&P 500® Index	22.32%	13.41%	16.17%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.99%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$875,845,456
  Number of Portfolio Holdings9
  Advisory Fee $7,602,647
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Fixed Income	26.2%
Equity	73.8%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	20.7%
Invesco QQQ Trust Series 1 ETF	18.6%
iShares iBoxx $ High Yield Corporate Bond ETF	16.6%
ProShares Ultra S&P500	11.3%
iShares Core U.S. Aggregate Bond ETF	9.6%
Fundstrat Granny Shots US Large Cap ETF	8.0%
Direxion Daily S&P 500 Bull 3X ETF	6.2%
iShares Semiconductor ETF	4.8%
VanEck Semiconductor ETF	4.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 1, 2025, the Fund changed its name from "HCM Income Plus Fund" to its current name.

HCM Multi-Asset Plus Fund - Class I Shares (HCMLX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMLX

HCM Multi-Asset Plus Fund

Investor Class Shares (HCMKX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$231	2.07%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. The Adviser believes that throughout the reporting period, the Fund's systematic investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure and increase cash in accordance with its investment process. While this positioning helped manage downside risk during the market decline, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the Fund's allocation across both equity and fixed income investments. Exposure to large-cap growth companies, particularly within the Technology sector, contributed positively during periods of strong equity market performance. The Fund's fixed income allocation provided income and diversification through investments in investment-grade bonds, high yield bonds, and short-duration fixed income investments as market conditions evolved. As market conditions improved and the HCM-BuyLine® turned positive, the Adviser systematically increased equity exposure and participated in the subsequent market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market trends.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Multi-Asset Plus Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,704
$24,730
$11,822
Nov-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Multi-Asset Plus Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Nov-2016	$10,000	$10,000	$10,000
Jun-2017	$10,372	$10,111	$11,352
Jun-2018	$11,126	$10,071	$12,984
Jun-2019	$11,009	$10,863	$14,337
Jun-2020	$13,223	$11,813	$15,413
Jun-2021	$17,446	$11,773	$21,700
Jun-2022	$14,149	$10,562	$19,397
Jun-2023	$15,427	$10,463	$23,197
Jun-2024	$18,701	$10,738	$28,894
Jun-2025	$19,999	$11,390	$33,275
Jun-2026	$24,730	$11,822	$40,704

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (November 9, 2016)
HCM Multi-Asset Plus Fund	23.65%	7.23%	9.85%
S&P 500® Index	22.32%	13.41%	15.68%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.75%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$875,845,456
  Number of Portfolio Holdings9
  Advisory Fee $7,602,647
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Fixed Income	26.2%
Equity	73.8%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	20.7%
Invesco QQQ Trust Series 1 ETF	18.6%
iShares iBoxx $ High Yield Corporate Bond ETF	16.6%
ProShares Ultra S&P500	11.3%
iShares Core U.S. Aggregate Bond ETF	9.6%
Fundstrat Granny Shots US Large Cap ETF	8.0%
Direxion Daily S&P 500 Bull 3X ETF	6.2%
iShares Semiconductor ETF	4.8%
VanEck Semiconductor ETF	4.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 1, 2025, the Fund changed its name from "HCM Income Plus Fund" to its current name.

HCM Multi-Asset Plus Fund - Investor Class Shares (HCMKX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMKX

HCM Dynamic Income Fund

Class A Shares (HCMBX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$196	1.84%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic fixed income market environment characterized by elevated interest rate volatility, changing expectations for Federal Reserve policy, and periods of heightened macroeconomic and geopolitical uncertainty. Despite these challenges, resilient economic growth and generally healthy corporate fundamentals continued to support credit markets, while higher yields created attractive income opportunities across fixed income markets.

Throughout the reporting period, the Adviser actively managed the Fund's allocations across multiple segments of the fixed income market while managing portfolio risk as market conditions evolved. As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to adjust portfolio positioning in accordance with its investment process. As market conditions improved, the Adviser systematically increased portfolio exposure to fixed income while maintaining its tactical allocation approach.

Performance reflected the Fund's tactical allocation across multiple fixed income asset classes. Allocations to convertible bond ETFs contributed positively and outperformed the broader investment-grade bond market during much of the reporting period. Exposure to high yield and emerging market bond ETFs also enhanced results despite periods of market volatility. The Adviser remained committed to its disciplined, rules-based investment process, seeking opportunities for both income generation and capital appreciation while prudently managing risk across changing market environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Dynamic Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,280
$11,193
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Dynamic Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2022	$9,425	$10,000
Jun-2023	$9,222	$9,906
Jun-2024	$9,496	$10,167
Jun-2025	$10,019	$10,785
Jun-2026	$11,280	$11,193

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (June 30, 2022)
HCM Dynamic Income Fund	12.59%	4.59%
Bloomberg U.S. Aggregate Bond Index	3.79%	2.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$140,038,300
  Number of Portfolio Holdings5
  Advisory Fee $1,618,004
  Portfolio Turnover97%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Fixed Income	97.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg Convertible Securities ETF	25.0%
iShares Convertible Bond ETF	24.4%
iShares iBoxx $ High Yield Corporate Bond ETF	19.9%
State Street SPDR Bloomberg High Yield Bond ETF	18.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

HCM Dynamic Income Fund - Class A Shares (HCMBX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMBX

HCM Dynamic Income Fund

Class I Shares (HCMUX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$169	1.59%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic fixed income market environment characterized by elevated interest rate volatility, changing expectations for Federal Reserve policy, and periods of heightened macroeconomic and geopolitical uncertainty. Despite these challenges, resilient economic growth and generally healthy corporate fundamentals continued to support credit markets, while higher yields created attractive income opportunities across fixed income markets.

Throughout the reporting period, the Adviser actively managed the Fund's allocations across multiple segments of the fixed income market while managing portfolio risk as market conditions evolved. As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to adjust portfolio positioning in accordance with its investment process. As market conditions improved, the Adviser systematically increased portfolio exposure to fixed income while maintaining its tactical allocation approach.

Performance reflected the Fund's tactical allocation across multiple fixed income asset classes. Allocations to convertible bond ETFs contributed positively and outperformed the broader investment-grade bond market during much of the reporting period. Exposure to high yield and emerging market bond ETFs also enhanced results despite periods of market volatility. The Adviser remained committed to its disciplined, rules-based investment process, seeking opportunities for both income generation and capital appreciation while prudently managing risk across changing market environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Dynamic Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,064
$11,193
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Dynamic Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2022	$10,000	$10,000
Jun-2023	$9,794	$9,906
Jun-2024	$10,102	$10,167
Jun-2025	$10,697	$10,785
Jun-2026	$12,064	$11,193

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (June 30, 2022)
HCM Dynamic Income Fund	12.78%	4.80%
Bloomberg U.S. Aggregate Bond Index	3.79%	2.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$140,038,300
  Number of Portfolio Holdings5
  Advisory Fee $1,618,004
  Portfolio Turnover97%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Fixed Income	97.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg Convertible Securities ETF	25.0%
iShares Convertible Bond ETF	24.4%
iShares iBoxx $ High Yield Corporate Bond ETF	19.9%
State Street SPDR Bloomberg High Yield Bond ETF	18.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

HCM Dynamic Income Fund - Class I Shares (HCMUX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMUX

HCM Dynamic Income Fund

Investor Class Shares (HCMFX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$274	2.59%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic fixed income market environment characterized by elevated interest rate volatility, changing expectations for Federal Reserve policy, and periods of heightened macroeconomic and geopolitical uncertainty. Despite these challenges, resilient economic growth and generally healthy corporate fundamentals continued to support credit markets, while higher yields created attractive income opportunities across fixed income markets.

Throughout the reporting period, the Adviser actively managed the Fund's allocations across multiple segments of the fixed income market while managing portfolio risk as market conditions evolved. As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to adjust portfolio positioning in accordance with its investment process. As market conditions improved, the Adviser systematically increased portfolio exposure to fixed income while maintaining its tactical allocation approach.

Performance reflected the Fund's tactical allocation across multiple fixed income asset classes. Allocations to convertible bond ETFs contributed positively and outperformed the broader investment-grade bond market during much of the reporting period. Exposure to high yield and emerging market bond ETFs also enhanced results despite periods of market volatility. The Adviser remained committed to its disciplined, rules-based investment process, seeking opportunities for both income generation and capital appreciation while prudently managing risk across changing market environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Dynamic Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,764
$11,193
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	HCM Dynamic Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2022	$10,000	$10,000
Jun-2023	$9,794	$9,906
Jun-2024	$10,050	$10,167
Jun-2025	$10,532	$10,785
Jun-2026	$11,764	$11,193

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (June 30, 2022)
HCM Dynamic Income Fund	11.71%	4.15%
Bloomberg U.S. Aggregate Bond Index	3.79%	2.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-969-8464.

Fund Statistics

  Net Assets$140,038,300
  Number of Portfolio Holdings5
  Advisory Fee $1,618,004
  Portfolio Turnover97%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Fixed Income	97.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg Convertible Securities ETF	25.0%
iShares Convertible Bond ETF	24.4%
iShares iBoxx $ High Yield Corporate Bond ETF	19.9%
State Street SPDR Bloomberg High Yield Bond ETF	18.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

HCM Dynamic Income Fund - Investor Class Shares (HCMFX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HCMFX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $ 73,000

2025 - $ 72,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $ 16,600

2025 – $ 16,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025, and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025, and 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

HCM Tactical Plus Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Multi-Asset Plus Fund
Class A Shares: HCMEX
Class I Shares: HCMLX
Investor Class Shares: HCMKX

HCM Dynamic Income Fund
Class A Shares: HCMBX
Class I Shares: HCMUX
Investor Class Shares: HCMFX

Annual Financial Statements
and Additional Information
June 30, 2026

1-855-969-8464
www.howardcmfunds.com

HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 3.6%
	AUTOMOTIVE - 0.1%
3,116	Tesla, Inc.(a)	$1,310,590

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,535,389

	CHEMICALS - 0.1%
11,050	CF Industries Holdings, Inc.	1,196,273

	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	2,776,899

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corporation, Class A	915,011
8,769	Crown Castle, Inc.	664,076
		1,579,087
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
112,000	Interactive Brokers Group, Inc., Class A	9,748,480

	INTERNET MEDIA & SERVICES - 0.6%
12,288	Alphabet, Inc., Class A	4,391,363
6,213	Alphabet, Inc., Class C	2,195,239
11,824	Meta Platforms, Inc., Class A	6,660,341
		13,246,943
	OIL & GAS PRODUCERS - 0.0%(b)
6,500	Chevron Corporation	1,077,440

	SELF-STORAGE REIT - 0.0%(b)
6,704	Extra Space Storage, Inc.	974,091

	SEMICONDUCTORS - 1.4%
19,502	Advanced Micro Devices, Inc.(a)	11,328,907
88,960	NVIDIA Corporation	17,800,006
10,156	QUALCOMM, Inc.	1,876,727
		31,005,640

See accompanying notes to financial statements.

HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 3.6% (Continued)
	SOFTWARE - 0.6%
1,000	Atlassian Corporation, Class A(a)	$77,790
31,150	Microsoft Corporation	11,619,573
4,485	Salesforce, Inc.	702,620
		12,399,983
	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	2,331,084

	TECHNOLOGY SERVICES - 0.0%(b)
13,587	PayPal Holdings, Inc.	586,687

	TOTAL COMMON STOCKS (Cost $42,670,630)	79,768,586

	EXCHANGE-TRADED FUNDS — 93.0%
	EQUITY - 93.0%
3,903,700	Fundstrat Granny Shots US Large Cap ETF	107,937,305
554,196	Invesco QQQ Trust Series 1 ETF	408,109,935
163,400	iShares Semiconductor ETF	104,700,184
3,800,300	ProShares Ultra QQQ	367,717,028
5,759,850	ProShares Ultra S&P500	388,098,693
3,032,766	ProShares UltraPro QQQ	245,654,046
140,900	VanEck Semiconductor ETF	92,414,901
865,410	Vanguard Growth ETF	74,546,417
2,273,520	Vanguard Mega Cap Growth ETF	199,865,143
183,200	Vanguard Small-Cap Growth ETF	66,996,240
		2,056,039,892

See accompanying notes to financial statements.

HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.0% (Continued)
	FIXED INCOME - 0.0%(b)
10,000	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	$916,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,428,935,023)	2,056,956,292

	TOTAL INVESTMENTS - 96.6% (Cost $1,471,605,653)	$2,136,724,878
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%	75,467,176
	NET ASSETS - 100.0%	$2,212,192,054

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 11.4%
	APPAREL & TEXTILE PRODUCTS - 0.5%
26,333	Ralph Lauren Corporation	$10,570,330

	AUTOMOTIVE - 0.6%
76,278	BorgWarner, Inc.	5,064,859
97,077	General Motors Company	7,482,695
		12,547,554
	BANKING - 0.8%
73,828	Citigroup, Inc.	10,332,966
23,871	M&T Bank Corporation	5,681,537
		16,014,503
	BIOTECH & PHARMA - 0.5%
178,927	Organon & Company	2,422,672
90,184	Pfizer, Inc.	2,171,631
308,928	Viatris, Inc.	4,905,776
		9,500,079
	CHEMICALS - 0.4%
19,313	Albemarle Corporation	2,607,834
34,974	CF Industries Holdings, Inc.	3,786,285
85,615	Mosaic Company (The)	1,814,182
		8,208,301
	ELECTRIC UTILITIES - 1.2%
237,447	AES Corporation (The)	3,480,973
64,506	Entergy Corporation	7,409,159
60,741	Evergy, Inc.	5,249,845
126,362	PPL Corporation	4,593,259
51,345	Public Service Enterprise Group, Inc.	4,167,160
		24,900,396
	ENTERTAINMENT CONTENT - 0.5%
98,267	Fox Corporation, Class A	5,125,607
106,260	Fox Corporation, Class B	4,977,218
		10,102,825
	FOOD - 0.2%
63,601	Tyson Foods, Inc., Class A	3,641,157

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.3%
5,945	Humana, Inc.	$2,361,473
23,450	Universal Health Services, Inc., Class B	3,486,780
		5,848,253
	HOME CONSTRUCTION - 0.4%
27,216	Lennar Corporation, Class A	2,462,776
41,197	PulteGroup, Inc.	5,652,640
		8,115,416
	INSURANCE - 0.4%
8,633	Berkshire Hathaway, Inc., Class B(a)	4,319,867
48,523	MetLife, Inc.	4,105,531
		8,425,398
	OIL & GAS PRODUCERS - 1.0%
76,259	APA Corporation	2,483,756
74,623	Devon Energy Corporation	3,083,422
67,680	EQT Corporation	3,598,546
20,399	Marathon Petroleum Corporation	5,215,412
23,556	Valero Energy Corporation	6,134,925
		20,516,061
	PUBLISHING & BROADCASTING - 0.2%
143,272	News Corporation, Class B	4,020,212

	RETAIL - CONSUMER STAPLES - 0.2%
68,091	Kroger Company (The)	3,781,093

	SEMICONDUCTORS - 0.1%
30,558	Skyworks Solutions, Inc.	2,071,832

	SPECIALTY FINANCE - 0.4%
102,478	Synchrony Financial	7,793,452

	SPECIALTY REIT - 0.0%(b)
13,608	Millrose Properties, Inc.	408,920

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	STEEL - 0.5%
19,174	Nucor Corporation	$4,271,009
27,639	Steel Dynamics, Inc.	6,342,045
		10,613,054
	TECHNOLOGY HARDWARE - 0.5%
178,604	Hewlett Packard Enterprise Company	8,056,827
115,577	HP, Inc.	2,535,760
		10,592,587
	TECHNOLOGY SERVICES - 0.1%
44,068	Cognizant Technology Solutions Corporation, Class A	1,706,753
136,795	DXC Technology Company(a)	1,210,636
		2,917,389
	TELECOMMUNICATIONS - 0.4%
202,853	AT&T, Inc.	4,199,057
95,278	Verizon Communications, Inc.	4,034,071
		8,233,128
	TOBACCO & CANNABIS - 0.3%
70,078	Altria Group, Inc.	5,042,112

	TRANSPORTATION & LOGISTICS - 1.6%
88,489	Alaska Air Group, Inc.(a)	4,619,126
245,913	American Airlines Group, Inc.(a)	4,443,648
85,071	Delta Air Lines, Inc.	7,967,750
113,737	Southwest Airlines Company	5,848,357
75,425	United Airlines Holdings, Inc.(a)	10,257,045
		33,135,926
	WHOLESALE - CONSUMER STAPLES - 0.3%
40,126	Archer-Daniels-Midland Company	3,065,627
28,136	Bunge Global S.A.	3,002,955
		6,068,582

	TOTAL COMMON STOCKS (Cost $154,359,367)	233,068,560

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.0%
	EQUITY - 84.0%
786,586	Direxion Daily S&P 500 Bull 3X ETF	$212,905,233
1,011,427	iShares Select Dividend ETF	158,086,040
3,505,000	ProShares Ultra QQQ	339,143,800
4,940,250	ProShares Ultra S&P500	332,874,045
268,284	State Street SPDR S&P 500 ETF Trust	200,346,443
1,201,957	Vanguard Dividend Appreciation ETF	284,407,065
75,480	Vanguard Growth ETF	6,501,847
1,132,957	Vanguard High Dividend Yield ETF	179,041,195
		1,713,305,668
	FIXED INCOME - 0.0%(b)
10,000	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	916,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,295,356,886)	1,714,222,068

	TOTAL INVESTMENTS - 95.4% (Cost $1,449,716,253)	$1,947,290,628
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%	92,883,266
	NET ASSETS - 100.0%	$2,040,173,894

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

HCM MULTI-ASSET PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 73.8%
201,100	Direxion Daily S&P 500 Bull 3X ETF	$54,431,737
2,533,036	Fundstrat Granny Shots US Large Cap ETF	70,038,445
221,689	Invesco QQQ Trust Series 1 ETF	163,251,780
65,200	iShares Semiconductor ETF	41,777,552
1,875,000	ProShares Ultra QQQ	181,425,000
1,470,514	ProShares Ultra S&P500	99,083,233
56,300	VanEck Semiconductor ETF	36,926,607
		646,934,354
	FIXED INCOME - 26.2%
849,355	iShares Core U.S. Aggregate Bond ETF	84,069,158
1,813,665	iShares iBoxx $ High Yield Corporate Bond ETF	145,038,790
		229,107,948

	TOTAL EXCHANGE-TRADED FUNDS (Cost $701,742,281)	876,042,302

	TOTAL INVESTMENTS - 100.0% (Cost $701,742,281)	$876,042,302
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(a)	(196,846)
	NET ASSETS - 100.0%	$875,845,456

ETF	- Exchange-Traded Fund

(a)	Percentage rounds to greater than (0.1)%.

See accompanying notes to financial statements.

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	FIXED INCOME - 97.9%
281,042	iShares Convertible Bond ETF	$34,214,053
348,191	iShares iBoxx $ High Yield Corporate Bond ETF	27,844,834
146,959	iShares J.P. Morgan USD Emerging Markets Bond ETF	14,172,726
324,100	State Street SPDR Bloomberg Convertible Securities ETF	34,944,463
269,033	State Street SPDR Bloomberg High Yield Bond ETF	25,926,710
	TOTAL EXCHANGE-TRADED FUNDS (Cost $129,242,727)	137,102,786

	TOTAL INVESTMENTS - 97.9% (Cost $129,242,727)	$137,102,786
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	2,935,514
	NET ASSETS - 100.0%	$140,038,300

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	HCM Tactical Plus	HCM Sector Plus	HCM Multi-Asset	HCM Dynamic
	Fund	Fund	Plus Fund	Income Fund
ASSETS
Investment securities:
At cost	$1,471,605,653	$1,449,716,253	$701,742,281	$129,242,727
At fair value	$2,136,724,878	$1,947,290,628	$876,042,302	$137,102,786
Cash and cash equivalents	78,147,170	95,270,623	1,387,421	3,428,275
Receivable for fund shares sold	1,525,494	1,328,815	637,471	33,213
Dividends and interest receivable	728,353	994,052	188,783	9,335
Prepaid expenses	77,794	53,106	29,191	39,369
TOTAL ASSETS	2,217,203,689	2,044,937,224	878,285,168	140,612,978

LIABILITIES
Investment advisory fees payable	2,222,748	2,062,306	685,736	144,394
Payable for fund shares redeemed	1,786,736	1,704,500	1,375,143	326,391
Distribution (12b-1) fees payable	850,656	851,139	297,289	27,499
Payable to related parties	67,282	75,549	35,979	14,277
Accrued expenses and other liabilities	84,213	69,836	45,565	62,117
TOTAL LIABILITIES	5,011,635	4,763,330	2,439,712	574,678
NET ASSETS	$2,212,192,054	$2,040,173,894	$875,845,456	$140,038,300

Net Assets Consist Of:
Paid in capital	$1,291,628,715	$1,418,675,534	$612,804,738	$126,447,764
Accumulated earnings	920,563,339	621,498,360	263,040,718	13,590,536
NET ASSETS	$2,212,192,054	$2,040,173,894	$875,845,456	$140,038,300

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026

	HCM Tactical Plus		HCM Sector Plus		HCM Multi-Asset	HCM Dynamic
	Fund		Fund		Plus Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,217,731,959		$1,051,782,748		$515,319,553	$119,875,235
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	32,237,930		44,977,293		24,838,716	10,769,218
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$37.77		$23.38		$20.75	$11.13
Maximum offering price per share (maximum sales charge of 5.75%)	$40.08		$24.81		$22.01	$11.81

Class I Shares:
Net Assets	$245,018,768		$206,673,517		$115,405,136	$16,676,795
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,373,919		8,711,367		5,529,844	1,499,331
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$38.44		$23.72		$20.87	$11.12

Class R Shares:
Net Assets	$48		$42
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		2
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$37.78	*	$23.33	*

Class A1 Shares:
Net Assets			$7,144
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			305
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$23.41	*
Maximum offering price per share (maximum sales charge of 5.75%)			$24.84

Investor Class Shares:
Net Assets	$749,441,279		$781,710,443		$245,120,767	$3,486,270
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	21,830,763		35,976,628		12,311,171	316,013
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$34.33		$21.73		$19.91	$11.03

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	HCM Tactical	HCM Sector Plus	HCM Multi-Asset	HCM Dynamic
	Plus Fund	Fund	Plus Fund	Income Fund
INVESTMENT INCOME
Dividends	$10,191,287	$26,205,094	$12,045,221	$4,902,227
Interest	1,521,094	1,777,001	302,731	177,939
TOTAL INVESTMENT INCOME	11,712,381	27,982,095	12,347,952	5,080,166

EXPENSES
Investment advisory fees	24,696,052	23,883,041	7,602,647	1,618,004
Distribution (12b-1) fees:
Class A	2,858,123	2,579,448	1,213,862	283,565
Class A1	—	27	—	—
Investor Class	6,469,597	7,054,296	2,197,516	6,741
Third party administrative servicing fees	610,451	542,520	189,583	60,176
Administrative services fees	458,874	450,718	198,818	49,333
Transfer agent fees	313,407	316,194	198,037	132,356
Accounting services fees	231,434	231,335	101,069	26,466
Custodian fees	129,137	128,457	58,069	19,014
Registration fees	119,450	121,032	88,276	58,848
Printing and postage expenses	56,482	51,912	35,794	10,949
Compliance officer fees	44,943	44,346	28,637	19,049
Trustees fees and expenses	24,666	24,712	23,398	22,489
Audit fees	22,220	22,227	22,221	22,238
Legal fees	17,677	18,062	17,023	17,121
Insurance expense	15,002	15,007	8,207	3,510
Other expenses	32,951	40,806	8,605	4,535
TOTAL EXPENSES	36,100,466	35,524,140	11,991,762	2,354,394
NET INVESTMENT INCOME (LOSS)	(24,388,085)	(7,542,045)	356,190	2,725,772

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	368,018,251	205,059,127	117,561,738	14,625,271
Net change in unrealized appreciation (depreciation) on investments	162,642,103	169,372,154	58,107,337	(1,983,854)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	530,660,354	374,431,281	175,669,075	12,641,417

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$506,272,269	$366,889,236	$176,025,265	$15,367,189

See accompanying notes to financial statements.

HCM Tactical Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment loss	$(24,388,085)	$(10,354,341)
Net realized gain from investments	368,018,251	123,961,715
Net change in unrealized appreciation on investments	162,642,103	41,968,924
Net increase in net assets resulting from operations	506,272,269	155,576,298

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(30,492,640)	(108,834,173)
Class I	(4,962,445)	(10,529,589)
Class R	(1)	(4)
Investor Class	(19,162,732)	(54,734,366)
Net decrease in net assets resulting from distributions to shareholders	(54,617,818)	(174,098,132)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	153,776,392	305,330,931
Class I	102,937,674	80,195,262
Investor Class	149,799,019	127,828,392
Net asset value of shares issued in reinvestment of distributions:
Class A	29,108,367	104,739,899
Class I	4,832,317	9,634,722
Class R	1	4
Investor Class	19,062,266	54,249,901
Payments for shares redeemed:
Class A	(315,632,880)	(361,991,208)
Class I	(51,253,354)	(48,884,964)
Investor Class	(116,603,122)	(85,401,600)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(23,973,320)	185,701,339

TOTAL INCREASE IN NET ASSETS	427,681,131	167,179,505

NET ASSETS
Beginning of Year	1,784,510,923	1,617,331,418
End of Year	$2,212,192,054	$1,784,510,923

See accompanying notes to financial statements.

HCM Tactical Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	4,580,917	10,369,414
Shares Reinvested	833,093	3,483,999
Shares Redeemed	(9,320,833)	(12,470,758)
Net increase (decrease) in shares of beneficial interest outstanding	(3,906,823)	1,382,655

Class I:
Shares Sold	2,999,243	2,809,139
Shares Reinvested	136,083	316,307
Shares Redeemed	(1,490,707)	(1,673,027)
Net increase in shares of beneficial interest outstanding	1,644,619	1,452,419

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Investor Class:
Shares Sold	4,880,250	4,819,535
Shares Reinvested	598,126	1,958,480
Shares Redeemed	(3,774,294)	(3,196,784)
Net increase in shares of beneficial interest outstanding	1,704,082	3,581,231

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	June 30, 2026		June 30, 2025
FROM OPERATIONS
Net investment income (loss)	$(7,542,045)		$3,585,047
Net realized gain from investments	205,059,127		73,762,158
Net change in unrealized appreciation on investments	169,372,154		7,745,002
Net increase in net assets resulting from operations	366,889,236		85,092,207

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(5,548,879)		(123,845,220)
Class I	(1,433,702)		(13,178,980)
Class R	(0	) *	(4)
Class A1	(28)		(704)
Investor Class	(3,096,573)		(73,046,457)
Net decrease in net assets resulting from distributions to shareholders	(10,079,182)		(210,071,365)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	123,192,862		215,557,390
Class I	90,198,840		66,355,282
Class A1	54		392
Investor Class	171,323,234		153,547,408
Net asset value of shares issued in reinvestment of distributions:
Class A	5,325,889		120,509,238
Class I	1,419,399		12,374,229
Class R	0	*	4
Class A1	28		704
Investor Class	3,077,204		72,212,403
Payments for shares redeemed:
Class A	(255,180,857)		(273,327,085)
Class I	(53,622,245)		(36,194,010)
Class A1	(498)		(206)
Investor Class	(124,427,795)		(97,489,026)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(38,693,885)		233,546,723

TOTAL INCREASE IN NET ASSETS	318,116,169		108,567,565

NET ASSETS
Beginning of Year	1,722,057,725		1,613,490,160
End of Year	$2,040,173,894		$1,722,057,725

*	Amount represents less than $0.50

See accompanying notes to financial statements.

HCM Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	5,677,325	10,921,253
Shares Reinvested	236,333	6,379,187
Shares Redeemed	(11,757,324)	(14,097,069)
Net increase (decrease) in shares of beneficial interest outstanding	(5,843,666)	3,203,371

Class I:
Shares Sold	4,064,992	3,455,267
Shares Reinvested	62,173	646,511
Shares Redeemed	(2,404,431)	(1,875,033)
Net increase in shares of beneficial interest outstanding	1,722,734	2,226,745

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Class A1:
Shares Sold	2	21
Shares Reinvested	1	37
Shares Redeemed	(22)	(9)
Net increase (decrease) in shares of beneficial interest outstanding	(19)	49

Investor Class:
Shares Sold	8,429,887	8,418,439
Shares Reinvested	146,394	4,070,598
Shares Redeemed	(6,090,966)	(5,397,294)
Net increase in shares of beneficial interest outstanding	2,485,315	7,091,743

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$356,190	$3,106,221
Net realized gain from investments	117,561,738	81,903,362
Net change in unrealized appreciation (depreciation) on investments	58,107,337	(32,931,098)
Net increase in net assets resulting from operations	176,025,265	52,078,485

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(17,657,835)	(43,430,519)
Class I	(3,651,638)	(8,524,275)
Investor Class	(7,843,646)	(17,230,650)
Net decrease in net assets resulting from distributions to shareholders	(29,153,119)	(69,185,444)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	68,490,962	94,106,446
Class I	43,875,081	31,026,403
Investor Class	44,993,247	41,656,517
Net asset value of shares issued in reinvestment of distributions:
Class A	17,074,230	42,337,135
Class I	3,568,939	8,153,208
Investor Class	7,696,850	16,972,287
Payments for shares redeemed:
Class A	(125,816,741)	(130,005,344)
Class I	(34,111,740)	(37,503,837)
Investor Class	(45,471,678)	(38,744,358)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(19,700,850)	27,998,457

TOTAL INCREASE IN NET ASSETS	127,171,296	10,891,498

NET ASSETS
Beginning of Year	748,674,160	737,782,662
End of Year	$875,845,456	$748,674,160

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	3,663,877	5,558,297
Shares Reinvested	900,540	2,529,100
Shares Redeemed	(6,693,368)	(7,705,477)
Net increase (decrease) in shares of beneficial interest outstanding	(2,128,951)	381,920

Class I:
Shares Sold	2,298,290	1,843,814
Shares Reinvested	187,346	485,599
Shares Redeemed	(1,828,349)	(2,335,989)
Net increase (decrease) in shares of beneficial interest outstanding	657,287	(6,576)

Investor Class:
Shares Sold	2,507,839	2,571,098
Shares Reinvested	421,284	1,045,092
Shares Redeemed	(2,511,281)	(2,408,492)
Net increase in shares of beneficial interest outstanding	417,842	1,207,698

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$2,725,772	$2,568,975
Net realized gain (loss) from investments	14,625,271	(3,816,031)
Net change in unrealized appreciation (depreciation) on investments	(1,983,854)	7,935,163
Net increase in net assets resulting from operations	15,367,189	6,688,107

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(2,312,997)	(2,344,625)
Class I	(369,868)	(345,683)
Investor Class	(243)	(254)
Net decrease in net assets resulting from distributions to shareholders	(2,683,108)	(2,690,562)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	24,967,444	37,824,967
Class I	3,268,214	3,898,888
Investor Class	3,437,087	—
Net asset value of shares issued in reinvestment of distributions:
Class A	2,227,767	2,273,040
Class I	364,317	312,837
Investor Class	32	33
Payments for shares redeemed:
Class A	(25,779,574)	(45,633,553)
Class I	(2,636,542)	(4,300,058)
Investor Class	(84,262)	—
Net increase (decrease) in net assets resulting from shares of beneficial interest	5,764,483	(5,623,846)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,448,564	(1,626,301)

NET ASSETS
Beginning of Year	121,589,736	123,216,037
End of Year	$140,038,300	$121,589,736

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	2,342,710	3,804,851
Shares Reinvested	211,363	230,767
Shares Redeemed	(2,412,828)	(4,587,071)
Net increase (decrease) in shares of beneficial interest outstanding	141,245	(551,453)

Class I:
Shares Sold	304,536	388,419
Shares Reinvested	34,631	31,825
Shares Redeemed	(245,889)	(434,315)
Net increase (decrease) in shares of beneficial interest outstanding	93,278	(14,071)

Investor Class:
Shares Sold	322,276	—
Shares Reinvested	3	3
Shares Redeemed	(7,833)	—
Net increase in shares of beneficial interest outstanding	314,446	3

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class A	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$30.03	$30.23	$23.47	$20.26		$26.15
Activity from investment operations:
Net investment loss (1)	(0.34)	(0.12)	(0.09)	(0.07)		(0.31)
Net realized and unrealized gain (loss) on investments	9.01	3.11	6.85	3.41		(5.30)
Total from investment operations	8.67	2.99	6.76	3.34		(5.61)
Less distributions from:
Return of capital	—	—	—	(0.00	) (6)	—
Net realized gains	(0.93)	(3.19)	—	(0.13)		(0.28)
Total distributions	(0.93)	(3.19)	—	(0.13)		(0.28)
Paid-in-Capital From Redemption Fees	—	—	—	—		0.00 (6)
Net asset value, end of year	$37.77	$30.03	$30.23	$23.47		$20.26
Total return (2)	29.11%	9.87%	28.80%	16.64%		(21.77)%
Net assets, at end of year (000s)	$1,217,732	$1,085,528	$1,050,839	$934,122		$752,628
Ratio of gross expenses to average net assets (3)(4)	1.60%	1.61%	1.61%	1.63%		1.64%
Ratio of net expenses to average net assets (4)	1.60%	1.61%	1.61%	1.63%		1.64%
Ratio of net investment loss to average net assets (4)(5)	(1.02)%	(0.42)%	(0.38)%	(0.37)%		(1.20)%
Portfolio Turnover Rate	100%	264%	188%	298%		107%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class I	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$30.47	$30.56	$23.66	$20.38		$26.23
Activity from investment operations:
Net investment loss (1)	(0.25)	(0.04)	(0.02)	(0.03)		(0.25)
Net realized and unrealized gain (loss) on investments	9.15	3.14	6.92	3.44		(5.32)
Total from investment operations	8.90	3.10	6.90	3.41		(5.57)
Less distributions from:
Return of capital	—	—	—	(0.00	) (6)	—
Net realized gains	(0.93)	(3.19)	—	(0.13)		(0.28)
Total distributions	(0.93)	(3.19)	—	(0.13)		(0.28)
Paid-in-Capital From Redemption Fees	—	—	—	—		0.00 (6)
Net asset value, end of year	$38.44	$30.47	$30.56	$23.66		$20.38
Total return (2)	29.45%	10.14%	29.16%	16.88%		(21.55)%
Net assets, at end of year (000s)	$245,019	$144,123	$100,139	$25,235		$15,316
Ratio of gross expenses to average net assets (3)(4)	1.35%	1.36%	1.36%	1.37%		1.39%
Ratio of net expenses to average net assets (4)	1.35%	1.36%	1.36%	1.37%		1.39%
Ratio of net investment loss to average net assets (4)(5)	(0.73)%	(0.14)%	(0.10)%	(0.13)%		(0.95)%
Portfolio Turnover Rate	100%	264%	188%	298%		107%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class R	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$30.04	$30.24	$23.48	$20.27		$26.16
Activity from investment operations:
Net investment income (1)	0.17 (7)	0.18 (7)	0.15 (7)	0.06	(7)	0.07
Net realized and unrealized gain (loss) on investments	8.50	2.81	6.61	3.28		(5.68)
Total from investment operations	8.67	2.99	6.76	3.34		(5.61)
Less distributions from:
Return of capital	—	—	—	(0.00	) (8)	—
Net realized gains	(0.93)	(3.19)	—	(0.13)		(0.28)
Total distributions	(0.93)	(3.19)	—	(0.13)		(0.28)
Net asset value, end of year	$37.78	$30.04	$30.24	$23.48		$20.27
Total return (2)	29.10%	9.87%	28.79%	16.63%		(21.76)%
Net assets, at end of year (6)	$48	$37	$34	$26		$23
Ratio of gross expenses to average net assets (3)(4)	1.45%	1.46%	1.46%	1.48%		1.49%
Ratio of net expenses to average net assets (4)	1.45%	1.46%	1.46%	1.48%		1.49%
Ratio of net investment income (loss) to average net assets (4)(5)	0.49%	0.61%	0.61%	0.31%		(1.05)%
Portfolio Turnover Rate	100%	264%	188%	298%		107%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

(8)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Investor Class	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$27.57	$28.19	$22.04	$19.18		$24.96
Activity from investment operations:
Net investment loss (1)	(0.54)	(0.31)	(0.26)	(0.22)		(0.49)
Net realized and unrealized gain (loss) on investments	8.23	2.88	6.41	3.21		(5.01)
Total from investment operations	7.69	2.57	6.15	2.99		(5.50)
Less distributions from:
Return of capital	—	—	—	(0.00	) (6)	—
Net realized gains	(0.93)	(3.19)	—	(0.13)		(0.28)
Total distributions	(0.93)	(3.19)	—	(0.13)		(0.28)
Paid-in-Capital From Redemption Fees	—	—	—	—		0.00 (6)
Net asset value, end of year	$34.33	$27.57	$28.19	$22.04		$19.18
Total return (2)	28.14%	9.06%	27.90%	15.75%		(22.37)%
Net assets, at end of year (000s)	$749,441	$554,861	$466,354	$311,717		$208,464
Ratio of gross expenses to average net assets (3)(4)	2.35%	2.36%	2.36%	2.37%		2.39%
Ratio of net expenses to average net assets (4)	2.35%	2.36%	2.36%	2.37%		2.39%
Ratio of net investment loss to average net assets (4)(5)	(1.75)%	(1.16)%	(1.09)%	(1.14)%		(1.95)%
Portfolio Turnover Rate	100%	264%	188%	298%		107%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.30	$20.82	$17.90	$17.28	$19.05
Activity from investment operations:
Net investment income (loss) (1)	(0.03)	0.09	0.01 (7)	0.06	(0.03)
Net realized and unrealized gain (loss) on investments	4.23	1.02	3.80	1.85	(1.74)
Total from investment operations	4.20	1.11	3.81	1.91	(1.77)
Less distributions from:
Net investment income	(0.03)	—	(0.03)	—	—
Net realized gains	(0.09)	(2.63)	(0.86)	(1.29)	—
Total distributions	(0.12)	(2.63)	(0.89)	(1.29)	—
Paid-in-Capital From Redemption Fees	—	—	—	—	0.00 (6)
Net asset value, end of year	$23.38	$19.30	$20.82	$17.90	$17.28
Total return (2)	21.78%	5.61%	22.18%	12.17%	(9.29)%
Net assets, at end of year (000s)	$1,051,783	$980,802	$991,374	$949,351	$920,476
Ratio of gross expenses to average net assets (3)(5)	1.60%	1.61%	1.62%	1.61%	1.63%
Ratio of net expenses to average net assets (5)	1.60%	1.61%	1.62%	1.61%	1.63%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.15)%	0.44%	0.05%	0.38%	(0.14)%
Portfolio Turnover Rate	81%	226%	108%	178%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.57	$21.03	$18.07	$17.39	$19.12
Activity from investment operations:
Net investment income (loss) (1)	0.03 (7)	0.15	0.06 (7)	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	4.29	1.02	3.83	1.86	(1.72)
Total from investment operations	4.32	1.17	3.89	1.97	(1.73)
Less distributions from:
Net investment income	(0.08)	—	(0.07)	—	—
Net realized gains	(0.09)	(2.63)	(0.86)	(1.29)	—
Total distributions	(0.17)	(2.63)	(0.93)	(1.29)	—
Paid-in-Capital From Redemption Fees	—	—	—	—	0.00 (6)
Net asset value, end of year	$23.72	$19.57	$21.03	$18.07	$17.39
Total return (2)	22.12%	5.85%	22.51%	12.45%	(9.05)%
Net assets, at end of year (000s)	$206,674	$136,800	$100,145	$24,163	$17,170
Ratio of gross expenses to average net assets (3)(5)	1.35%	1.36%	1.37%	1.36%	1.38%
Ratio of net expenses to average net assets (5)	1.35%	1.36%	1.37%	1.36%	1.38%
Ratio of net investment income (loss) to average net assets (4)(5)	0.14%	0.75%	0.34%	0.63%	(0.04)%
Portfolio Turnover Rate	81%	226%	108%	178%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.25	$20.77	$17.90	$17.28	$19.05
Activity from investment operations:
Net investment income (1)	0.24 (7)	0.26	0.19 (7)	0.16	0.19
Net realized and unrealized gain (loss) on investments	4.01	0.85	3.61	1.75	(1.96)
Total from investment operations	4.25	1.11	3.80	1.91	(1.77)
Less distributions from:
Net investment income	(0.08)	—	(0.07)	—	—
Net realized gains	(0.09)	(2.63)	(0.86)	(1.29)	—
Total distributions	(0.17)	(2.63)	(0.93)	(1.29)	—
Net asset value, end of year	$23.33	$19.25	$20.77	$17.90	$17.28
Total return (2)	22.12%	5.62%	22.20%	12.17%	(9.29)%
Net assets, at end of year (6)	$42	$35	$33	$27	$24
Ratio of gross expenses to average net assets (3)(5)	1.45%	1.46%	1.47%	1.46%	1.48%
Ratio of net expenses to average net assets (5)	1.45%	1.46%	1.47%	1.46%	1.48%
Ratio of net investment income to average net assets (4)(5)	1.12%	1.33%	1.03%	0.96%	0.80%
Portfolio Turnover Rate	81%	226%	108%	178%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Actual net assets, not truncated.

(7)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class A1	June 30, 2026		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.33		$20.88	$17.95	$17.35	$19.16
Activity from investment operations:
Net investment income (loss) (1)	(0.07)		0.06	(0.03)	0.03	(0.07)
Net realized and unrealized gain (loss) on investments	4.24		1.02	3.82	1.86	(1.74)
Total from investment operations	4.17		1.08	3.79	1.89	(1.81)
Less distributions from:
Net investment income	(0.00	) (6)	—	—	—	—
Net realized gains	(0.09)		(2.63)	(0.86)	(1.29)	—
Total distributions	(0.09)		(2.63)	(0.86)	(1.29)	—
Paid-in-Capital From Redemption Fees	—		—	—	—	—
Net asset value, end of year	$23.41		$19.33	$20.88	$17.95	$17.35
Total return (2)	21.59%		5.43%	22.01%	11.99%	(9.45)%
Net assets, at end of year (000s)	$7		$6	$6	$7	$6
Ratio of gross expenses to average net assets (3)(5)	1.75%		1.76%	1.77%	1.76%	1.78%
Ratio of net expenses to average net assets (5)	1.75%		1.76%	1.77%	1.76%	1.78%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.32)%		0.30%	(0.15)%	0.20%	(0.33)%
Portfolio Turnover Rate	81%		226%	108%	178%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Investor Class	June 30, 2026	June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$18.05	$19.77		$17.14	$16.72	$18.58
Activity from investment operations:
Net investment loss (1)	(0.18)	(0.05	) (7)	(0.11)	(0.06)	(0.17)
Net realized and unrealized gain (loss) on investments	3.95	0.96		3.60	1.77	(1.69)
Total from investment operations	3.77	0.91		3.49	1.71	(1.86)
Less distributions from:
Net realized gains	(0.09)	(2.63)		(0.86)	(1.29)	—
Total distributions	(0.09)	(2.63)		(0.86)	(1.29)	—
Paid-in-Capital From Redemption Fees	—	—		—	—	0.00 (6)
Net asset value, end of year	$21.73	$18.05		$19.77	$17.14	$16.72
Total return (2)	20.89%	4.84%		21.28%	11.34%	(10.01)%
Net assets, at end of year (000s)	$781,710	$604,450		$521,965	$369,389	$269,388
Ratio of gross expenses to average net assets (3)(5)	2.35%	2.36%		2.37%	2.36%	2.38%
Ratio of net expenses to average net assets (5)	2.35%	2.36%		2.37%	2.36%	2.38%
Ratio of net investment loss to average net assets (4)(5)	(0.90)%	(0.30)%		(0.68)%	(0.41)%	(0.89)%
Portfolio Turnover Rate	81%	226%		108%	178%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment loss per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$17.27	$17.63	$14.52	$13.22	$16.25
Activity from investment operations:
Net investment income (loss) (1)	0.05	0.10	0.11	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	4.13	1.22	3.10	1.24	(2.95)
Total from investment operations	4.18	1.32	3.21	1.30	(2.96)
Less distributions from:
Net investment income	(0.04)	(0.10)	(0.10)	—	(0.04)
Return of capital	—	—	—	—	(0.00	) (6)
Net realized gains	(0.66)	(1.58)	—	—	(0.03)
Total distributions	(0.70)	(1.68)	(0.10)	—	(0.07)
Paid-in-Capital From Redemption Fees	—	—	—	—	0.00	(6)
Net asset value, end of year	$20.75	$17.27	$17.63	$14.52	$13.22
Total return (2)	24.58%	7.77%	22.19%	9.83%	(18.28)%
Net assets, at end of year (000s)	$515,320	$465,667	$468,644	$468,047	$565,518
Ratio of gross expenses to average net assets (3)(4)	1.32%	1.33%	1.34%	1.35%	1.35%
Ratio of net expenses to average net assets (4)	1.32%	1.33%	1.34%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (4)(5)	0.22%	0.58%	0.69%	0.43%	(0.05)%
Portfolio Turnover Rate	114%	187%	106%	232%	128%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$17.36	$17.69	$14.57	$13.23	$16.26
Activity from investment operations:
Net investment income (1)	0.09	0.14	0.14	0.10	0.05
Net realized and unrealized gain (loss) on investments	4.17	1.25	2.99	1.24	(2.98)
Total from investment operations	4.26	1.39	3.13	1.34	(2.93)
Less distributions from:
Net investment income	(0.09)	(0.14)	(0.01)	—	(0.07)
Return of capital	—	—	—	—	(0.00	) (6)
Net realized gains	(0.66)	(1.58)	—	—	(0.03)
Total distributions	(0.75)	(1.72)	(0.01)	—	(0.10)
Paid-in-Capital From Redemption Fees	—	—	—	—	0.00	(6)
Net asset value, end of year	$20.87	$17.36	$17.69	$14.57	$13.23
Total return (2)	24.92%	8.19%	22.49%	10.13%	(18.12)%
Net assets, at end of year (000s)	$115,405	$84,608	$86,325	$9,838	$4,376
Ratio of gross expenses to average net assets (3)(4)	1.07%	1.08%	1.09%	1.10%	1.10%
Ratio of net expenses to average net assets (4)	1.07%	1.08%	1.09%	1.10%	1.10%
Ratio of net investment income to average net assets (4)(5)	0.47%	0.85%	0.92%	0.79%	0.31%
Portfolio Turnover Rate	114%	187%	106%	232%	128%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Investor Class	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$16.68		$17.11		$14.12		$12.95		$16.00
Activity from investment operations:
Net investment loss (1)	(0.10	) (7)	(0.03	) (7)	(0.01	) (7)	(0.03	) (7)	(0.11)
Net realized and unrealized gain (loss) on investments	3.99		1.18		3.14		1.20		(2.91)
Total from investment operations	3.89		1.15		3.13		1.17		(3.02)
Less distributions from:
Net investment income	—		—		(0.14)		—		—
Net realized gains	(0.66)		(1.58)		—		—		(0.03)
Total distributions	(0.66)		(1.58)		(0.14)		—		(0.03)
Paid-in-Capital From Redemption Fees	—		—		—		—		0.00 (6)
Net asset value, end of year	$19.91		$16.68		$17.11		$14.12		$12.95
Total return (2)	23.65%		6.94%		21.22%		9.03%		(18.90)%
Net assets, at end of year (000s)	$245,121		$198,399		$182,813		$143,501		$119,876
Ratio of gross expenses to average net assets (3)(4)	2.07%		2.08%		2.09%		2.10%		2.10%
Ratio of net expenses to average net assets (4)	2.07%		2.08%		2.09%		2.10%		2.10%
Ratio of net investment loss to average net assets (4)(5)	(0.53)%		(0.16)%		(0.06)%		(0.29)%		(0.75)%
Portfolio Turnover Rate	114%		187%		106%		232%		128%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment loss per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended
Class A	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of year	$10.10	$9.78	$9.74	$10.00
Activity from investment operations:
Net investment income (2)	0.22	0.20	0.24	0.15
Net realized and unrealized gain (loss) on investments	1.04	0.33	0.06	(0.37)
Total from investment operations	1.26	0.53	0.30	(0.22)
Less distributions from:
Net investment income	(0.23)	(0.21)	(0.26)	(0.04)
Total distributions	(0.23)	(0.21)	(0.26)	(0.04)
Net asset value, end of year	$11.13	$10.10	$9.78	$9.74
Total return (3)	12.59%	5.50%	2.97%	(2.16)%
Net assets, at end of year (000s)	$119,875	$107,378	$109,322	$129,341
Ratio of gross expenses to average net assets (4)(5)	1.84%	1.86%	1.88%	1.92%
Ratio of net expenses to average net assets (5)	1.84%	1.86%	1.88%	1.92%
Ratio of net investment income to average net assets (5)(6)	2.08%	1.98%	2.42%	1.57%
Portfolio Turnover Rate	97%	201%	179%	298%

(1)	The HCM Dynamic Income Fund’s Class A shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended
Class I	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of year	$10.10	$9.77	$9.74	$10.00
Activity from investment operations:
Net investment income (2)	0.25	0.22	0.24	0.03
Net realized and unrealized gain (loss) on investments	1.03	0.35	0.07	(0.24)
Total from investment operations	1.28	0.57	0.31	(0.21)
Less distributions from:
Net investment income	(0.26)	(0.24)	(0.28)	(0.05)
Total distributions	(0.26)	(0.24)	(0.28)	(0.05)
Net asset value, end of year	$11.12	$10.10	$9.77	$9.74
Total return (3)	12.78%	5.89%	3.14%	(2.06)%
Net assets, at end of year (000s)	$16,677	$14,196	$13,879	$4
Ratio of gross expenses to average net assets (4)(5)	1.59%	1.61%	1.62%	1.66%
Ratio of net expenses to average net assets (5)	1.59%	1.61%	1.62%	1.66%
Ratio of net investment income to average net assets (5)(6)	2.31%	2.22%	2.45%	0.31%
Portfolio Turnover Rate	97%	201%	179%	298%

(1)	The HCM Dynamic Income Fund’s Class I shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of year	$10.02	$9.72	$9.74	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04	0.12	0.08	(0.23	) (8)
Net realized and unrealized gain on investments	1.12	0.34	0.18	0.02
Total from investment operations	1.16	0.46	0.26	(0.21)
Less distributions from:
Net investment income	(0.15)	(0.16)	(0.28)	(0.05)
Total distributions	(0.15)	(0.16)	(0.28)	(0.05)
Net asset value, end of year	$11.03	$10.02	$9.72	$9.74
Total return (3)	11.71%	4.80%	2.61%	(2.06)%
Net assets, at end of year (000s)	$3,486	$16	$15	$10	(7)
Ratio of gross expenses to average net assets (4)(5)	2.59%	2.61%	2.62%	2.67%
Ratio of net expenses to average net assets (5)	2.59%	2.61%	2.62%	2.67%
Ratio of net investment income (loss) to average net assets (5)(6)	0.45%	1.22%	0.84%	(2.32)%
Portfolio Turnover Rate	97%	201%	179%	298%

(1)	The HCM Dynamic Income Fund’s Investor Class shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Actual net assets, not truncated.

(8)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

The HCM Tactical Plus Fund (“HTPF”), HCM Sector Plus Fund (“HSPF”), HCM Multi-Asset Plus Fund (“HMAPF”), and HCM Dynamic Income Fund (“HDIF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTPF’s and HSPF’s investment objective is to seek long-term capital appreciation. HMAPF’s and HDIF’s investment objective is to seek total return. Each Fund is a “fund of funds”, in that they will generally invest in other investment companies. HTPF commenced operations on July 30, 2014. HSPF commenced operations on March 11, 2015. HMAPF commenced operations on November 9, 2016. HDIF commenced operations on June 30, 2022.

The Funds offer Class A, Class I and Investor Class shares. HTPF and HSPF also offer Class R shares although such Class R shares are not currently available for sale. HSPF also offers Class A1 shares. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTPF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies", including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income,

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09"), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on any Fund's financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for each Fund’s assets measured at fair value:

HCM Tactical Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$79,768,586	$—	$—	$79,768,586
Exchange-Traded Funds	2,056,956,292	—	—	2,056,956,292
Total	$2,136,724,878	$—	$—	$2,136,724,878

HCM Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$233,068,560	$—	$—	$233,068,560
Exchange-Traded Funds	1,714,222,068	—	—	1,714,222,068
Total	$1,947,290,628	$—	$—	$1,947,290,628

HCM Multi-Asset Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$876,042,302	$—	$—	$876,042,302
Total	$876,042,302	$—	$—	$876,042,302

HCM Dynamic Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$137,102,786	$—	$—	$137,102,786
Total	$137,102,786	$—	$—	$137,102,786

The Funds did not hold any Level 2 or 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2023 through June 30, 2025, or expected to be taken in the Funds’ June 30, 2026 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Plus Fund	$1,941,666,413	$2,136,820,684
HCM Sector Plus Fund	1,501,858,371	1,663,979,829
HCM Multi-Asset Plus Fund	904,966,151	958,304,647
HCM Dynamic Income Fund	123,430,004	119,716,107

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTPF, HSPF and HDIF, and 0.95% for HMAPF. For the year ended June 30, 2026, the Adviser earned investment advisory fees of $24,696,052, $23,883,041, $7,602,647, and $1,618,004 for HTPF, HSPF, HMAPF and HDIF, respectively.

Effective February 26, 2024, the annual advisory fee for HTPF, HSPF and HDIF is 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than $3 billion.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed until November 1, 2026 to waive a portion of its advisory fee and agreed to reimburse HDIF for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, which may include indemnification of Fund officers and Trustees and contractual indemnification of the Fund service providers other than the Adviser, do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class I	Investor Class
HDIF	1.99%	1.74%	2.74%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. HTPF, HSPF and HMAPF currently do not have a Waiver Agreement in place. During the year ended June 30, 2026, the Adviser waived $0 in fees pursuant to the Waiver Agreement for HDIF and there are no waived fees available for recoupment.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTPF, 0.25%, 0.40%, 1.00%, and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class and Class R shares, respectively for HSPF, 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HMAPF and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HDIF and is paid to Northern Lights Distributors, LLC (the "Distributor") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class R shares are not currently accruing fees as they are not currently available for sale. For the year ended June 30, 2026, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares were as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Plus Fund	$2,858,123	$—	$6,469,597
HCM Sector Plus Fund	2,579,448	27	7,054,296
HCM Multi-Asset Plus Fund	1,213,862	—	2,197,516
HCM Dynamic Income Fund	283,565	—	6,741

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. On sales of HTPF’s Class A shares for the year ended June 30, 2026, the Distributor received $160,875 from front-end sales charges of which $22,345 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HSPF’s Class A shares for the year ended June 30, 2026, the Distributor received $31,446 from front-end sales charges of which $4,452 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HMAPF’s Class A shares for the year ended June 30, 2026, the Distributor received $6,949 from front-end sales charges, of which $1,040 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDIF’s Class A shares for the year ended June 30, 2026, the Distributor received $12,447 from front-end sales charges, of which $1,807 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by either Funds for serving in such capacities.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2026, and June 30, 2025, was as follows:

For the year ended June 30, 2026
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Plus Fund	$19,369,860	$35,247,958	$—	$—	$54,617,818
HCM Sector Plus Fund	2,102,568	7,976,614	—	—	10,079,182
HCM Multi-Asset Plus Fund	28,677,206	475,913	—	—	29,153,119
HCM Dynamic Income Fund	2,683,108	—	—	—	2,683,108

For the year ended June 30, 2025
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Plus Fund	$136,306,404	$37,791,728	$—	$—	$174,098,132
HCM Sector Plus Fund	166,269,817	43,801,548	—	—	210,071,365
HCM Multi-Asset Plus Fund	14,909,700	54,275,744	—	—	69,185,444
HCM Dynamic Income Fund	2,690,562	—	—	—	2,690,562

As of June 30, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Plus Fund	$144,638,148	$122,098,445	$(11,291,420)	$—	$—	$665,118,166	$920,563,339
HCM Sector Plus Fund	101,873,311	25,474,840	(3,398,404)	—	—	497,548,613	621,498,360
HCM Multi-Asset Plus Fund	50,236,193	38,662,661	(96,360)	—	—	174,238,224	263,040,718
HCM Dynamic Income Fund	1,001,462	5,434,606	—	—	—	7,154,468	13,590,536

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Tactical Plus Fund	$11,291,420
HCM Sector Plus Fund	3,398,404
HCM Multi-Asset Plus Fund	96,360
HCM Dynamic Income Fund	—

At June 30, 2026, the Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Tactical Plus Fund	$—	$—	$—	$—
HCM Sector Plus Fund	—	—	—	—
HCM Multi-Asset Plus Fund	—	—	—	—
HCM Dynamic Income Fund	—	—	—	8,923,973

Permanent book and tax differences, primarily attributable to the book/tax treatment of use of tax equalization credits and adjustments for prior year tax returns, resulted in reclassification for the year ended June 30, 2026, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Tactical Plus Fund	$27,729,643	$(27,729,643)
HCM Sector Plus Fund	8,864,930	(8,864,930)
HCM Multi-Asset Plus Fund	11,386,649	(11,386,649)
HCM Dynamic Income Fund	268,171	(268,171)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation
Portfolio	Tax purposes	Appreciation	(Depreciation)	(Depreciation)
HCM Tactical Plus Fund	$1,471,606,712	$668,661,370	$(3,543,204)	$665,118,166
HCM Sector Plus Fund	1,449,742,015	510,633,455	(13,084,842)	497,548,613
HCM Multi-Asset Plus Fund	701,804,078	175,925,167	(1,686,943)	174,238,224
HCM Dynamic Income Fund	129,948,318	7,860,059	(705,591)	7,154,468

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended June 30, 2026, no Fund assessed redemption fees.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

HDIF currently invests a significant portion of its assets in the State Street SPDR Bloomberg Convertible Securities ETF (“CWB”). HDIF may redeem its investments in CWB at any time if the Adviser determines that it is in the best interest of HDIF and its shareholders to do so. HDIF’s performance will be directly affected by the performance of CWB. The financial statements of CWB, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with HDIF’s financial statements. As of June 30, 2026, HDIF’s investment in CWB was 25.0% of HDIF’s net assets.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2026, National Financial Services owned 30.3% of HTPF. As of June 30, 2026, National Financial Services and Pershing LLC owned 31.7% and 26.4% of HSPF, respectively. As of June 30, 2026, Pershing LLC, Charles Schwab, and National Financial Services owned 30.1%, 28.4%, and 25.4% of HMAPF, respectively. As of June 30, 2026, Pershing LLC owned 26.4% of HDIF.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III and the Shareholders of HCM Tactical Plus Fund, HCM Sector Plus Fund, HCM Multi-Asset Plus Fund and HCM Dynamic Income Fund

In planning and performing our audits of the financial statements of HCM Tactical Plus Fund, HCM Sector Plus Fund, HCM Multi-Asset Plus Fund and HCM Dynamic Income Fund (collectively, the Funds) as of and for the year ended June 30, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (U.S. GAAP). A fund’s internal control over financial reporting includes those policies and procedures that (a) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (b) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (c) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2026.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ RSM US LLP

Boston, Massachusetts
August 28, 2026

The HCM Funds
Additional Information (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreements – HCM Sector Plus Fund, HCM Multi-Asset Plus Fund, HCM Tactical Plus Fund and HCM Dynamic Income Fund*

In connection with a meeting held on February 23- 24, 2026, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to HCM Multi-Asset Plus Fund (“HCM MAP”), HCM Sector Plus Fund (“HCM SP”), HCM Tactical Plus Fund (“HCM TP”) and HCM Dynamic Income Fund (“HCM DI”) (collectively, the “HCM Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the HCM Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board noted that the Adviser was founded in 1999 and had approximately $8.3 billion in total assets under management. The Board reviewed the background information of key investment personnel servicing the HCM Funds, including a new chief compliance officer, and recognized the breadth of their collective investment experience. The Board discussed HCM’s continued utilization of its proprietary quantitative model which generated buy/sell signals to determine investment decisions for each HCM Fund. The Board noted HCM enhanced the models with third-party research on interest rate direction, international markets update, and macroeconomic factors. The Board reviewed HCM’s use of its proprietary model to mitigate downside risk in the HCM Funds. The Board observed that HCM had specified inputs in its proprietary model to ensure compliance with each HCM Fund’s investment limitations. The Board noted that HCM retained a third-party consultant to provide an annual audit of HCM’s cybersecurity protocols. The Board noted that HCM selected broker/dealers based on best execution. The Board further noted that HCM had reported no material compliance, litigation or cybersecurity issues. The Board acknowledged that HCM underwent a routine SEC examination in June 2025 that resulted in a deficiency letter which HCM worked to remedy. The Board observed that HCM did not use artificial intelligence tools to provide advisory services.

The Board concluded that it could expect HCM to continue providing quality services to each HCM Fund and its respective shareholders.

Performance.

HCM SP— The Board observed that HCM SP earned a 4-star Morningstar rating and outperformed its peer group and Morningstar category over all time periods while underperforming its benchmark. The Board noted that the Adviser attributed HCM SP’s underperformance to its use of leveraged ETFs and focus on large value, dividend focused ETFs compared to its benchmark.

The HCM Funds
Additional Information (Unaudited)(Continued)
June 30, 2026

HCM MAP— The Board commented that HCM MAP earned a 4-star Morningstar rating and outperformed its peer group, Morningstar category and benchmark over all time periods.

HCM TP— The Board noted that HCM TP earned a 3-star Morningstar rating and outperformed its peer group, Morningstar category and benchmark over the prior 1-year and 3-year periods. The Board further noted that HCM TP outperformed its peer group and Morningstar category but underperformed its benchmark over the 5-year period. Over the since inception period, the Board observed that HCM TP outperformed its benchmark but underperformed its peer group and Morningstar category. The Board commented that HCM TP significantly outperformed the hedged equity index over all time periods. The Board acknowledged the Adviser’s explanation that HCM TP’s underperformance over the 5-year period was attributable to the volatile market in 2022 and the subsequent whipsaw created when the proprietary model signaled HCM TP to reenter the market.

HCM DI— The Board observed that HCM DI outperformed its peer group and benchmark but underperformed its Morningstar category over the 1 -year period. The Board further observed that HCM DI outperformed the benchmark but underperformed the peer group and Morningstar category over the 3-year and since inception periods. The Board determined that the Adviser should continue managing HCM DI and be evaluated over a full market cycle.

The Board considered the Adviser’s analysis of the factors that impacted performance, and the Adviser’s ongoing efforts to achieve positive results. After further discussion, the Board concluded that the performance of each HCM Fund was satisfactory.

Fees and Expenses. The Board noted that the advisory fee of each HCM Fund was higher than its peer group and Morningstar category medians and averages, and in the case of HCM SP, HCM MAP and HCM TP, the highest fee in the category. The Board considered the Adviser’s explanation for its fees which included that its proprietary model has been developed over many years through extensive research and was continuously evaluated and calibrated to keep up with the ever-changing market. The Board discussed that the Adviser believed the utilization of its proprietary model commanded a premium. The Board noted that the Adviser had implemented breakpoints for HCM SP, HCM TP, and HCM DI when an HCM Fund’s assets exceeded $2 billion. The Board considered the reasonableness of the fees after considering the breakpoints. The Board acknowledged that HCM DI currently had an expense limitation in place of 1.74% for Class I shares, 1.99% for Class A shares and 2.74% for Investor Class shares. The Board concluded that the advisory fee for each HCM Fund was not unreasonable.

Economies of Scale. The Board observed that HCM believed that HCM MAP was not at a size where breakpoints were appropriate but appreciated HCM’s willingness to revisit the issue at the appropriate time. The Board noted that the Adviser agreed to breakpoints for HCM SP, HCM TP, and HCM DI, reducing the advisory fee from 1.25% to 1.20% for assets over $2 billion to $3 billion and to 1.15% on assets over $3 billion.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM Funds and noted that the Adviser had earned a reasonable profit in connection with each HCM Fund. The Board acknowledged the Adviser’s continuing investments in resources to effectively manage the HCM Funds. The Board concluded that the Adviser’s profitability for each of the HCM Funds was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of each Advisory Agreement was in the best interests of the HCM Funds and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the HCM Funds.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8464, by visiting https://howardcmfunds.com/, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	09/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	09/04/2026

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	09/04/2026